Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Professional service fees		¥ 12,022	¥ 8,562
Refund liabilities		5,801	7,792
Payables to third-party financial institutions	[1]		5,000
Accrued expenses		549	1,586
Others		834	2,308
Total		¥ 19,206	¥ 25,248

[1]	On November 13, 2024, the Group entered into a factoring agreement with a third-party financial institution, whereby the financial institution lent RMB5.0 million after the Group factored its accounts receivable to the financial institution. The interest is payable on a monthly basis and the principal is due upon maturity on April 13, 2025. The Group’s consolidated statements of cash flows has reflected a financing cash inflow related to this affected payables balance in “Cash receipt of the debt proceeds”. On April 10, 2025, the Group has entered into a supplemental agreement to extend the maturity of the principal balance of RMB5.0 million to August 30, 2025. As of December 31, 2025, the Group had repaid all principal and interest in full.